JPMorgan Investor Conservative Growth Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 86.5%
Alternative Assets — 1.0%
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,176	40,591
Fixed Income — 62.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	130,082	1,342,440
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	82,255	595,527
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,661	41,298
JPMorgan Government Bond Fund Class R6 Shares (a)	4,593	44,142
JPMorgan High Yield Fund Class R6 Shares (a)	17,805	115,022
JPMorgan Income Fund Class R6 Shares (a)	30,704	262,521
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,745	81,678
Total Fixed Income		2,482,628
International Equity — 3.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,237	38,890
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,248	37,965
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	674	23,361
JPMorgan International Equity Fund Class R6 Shares (a)	2,125	43,263
Total International Equity		143,479
U.S. Equity — 19.0%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,614	88,499
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	1,457	112,579
JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,225	63,373
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,109	52,084
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	343	17,467
JPMorgan Small Cap Value Fund Class R6 Shares (a)	697	17,808
JPMorgan U.S. Equity Fund Class R6 Shares (a)	5,919	139,465
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,212	91,985
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	1,934	79,783
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,313	87,811
Total U.S. Equity		750,854
Total Investment Companies (Cost $3,170,221)		3,417,552
Exchange-Traded Funds — 12.7%
Fixed Income — 5.8%
JPMorgan Limited Duration Bond ETF (a)	4,444	231,069
International Equity — 6.0%
JPMorgan Global Select Equity ETF (a)	960	56,571
JPMorgan International Research Enhanced Equity ETF (a)	2,814	179,303
Total International Equity		235,874
U.S. Equity — 0.9%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	601	33,675
Total Exchange-Traded Funds (Cost $421,505)		500,618

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b) (Cost $35,825)	35,825	35,825
Total Investments — 100.1% (Cost $3,627,551)		3,953,995
Liabilities in Excess of Other Assets — (0.1)%		(5,446)
NET ASSETS — 100.0%		3,948,549

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,953,995	$—	$—	$3,953,995

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,292,692	$108,550	$86,802	$(14,077)	$42,077	$1,342,440	130,082	$40,862	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	571,792	52,931	39,241	(7,320)	17,365	595,527	82,255	21,876	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	38,720	2,030	—	—	548	41,298	6,661	2,029	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	38,222	600	—	—	68	38,890	1,237	600	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	38,491	855	1,973	133	459	37,965	2,248	855	—
JPMorgan Equity Income Fund Class R6 Shares (a)	88,131	6,615	8,331	1,636	448	88,499	3,614	1,388	5,228
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	23,206	831	1,998	597	725	23,361	674	830	—
JPMorgan Global Select Equity ETF (a)	33,010	24,951	—	—	(1,390)	56,571	960	247	539
JPMorgan Government Bond Fund Class R6 Shares (a)	42,121	981	—	—	1,040	44,142	4,593	982	—
JPMorgan High Yield Fund Class R6 Shares (a)	111,673	6,321	4,356	(444)	1,828	115,022	17,805	6,321	—
JPMorgan Income Fund Class R6 Shares (a)	253,753	11,837	7,939	(879)	5,749	262,521	30,704	11,831	—
JPMorgan International Equity Fund Class R6 Shares (a)	39,034	3,172	—	—	1,057	43,263	2,125	1,192	—
JPMorgan International Research Enhanced Equity ETF (a)	162,960	21,250	9,537	618	4,012	179,303	2,814	4,622	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	118,184	8,060	12,727	3,765	(4,703)	112,579	1,457	254	1,155
JPMorgan Large Cap Value Fund Class R6 Shares (a)	57,349	10,269	3,178	158	(1,225)	63,373	3,225	727	5,670
JPMorgan Limited Duration Bond ETF (a)	227,514	—	—	—	3,555	231,069	4,444	7,609	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	54,257	3,882	1,205	14	(4,864)	52,084	1,109	—	3,882
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	77,506	2,462	—	—	1,710	81,678	8,745	2,462	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	35,893	—	2,026	642	(834)	33,675	601	364	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	17,987	1,714	786	(114)	(1,334)	17,467	343	103	1,611
JPMorgan Small Cap Value Fund Class R6 Shares (a)	18,594	1,229	786	143	(1,372)	17,808	697	162	1,068
JPMorgan U.S. Equity Fund Class R6 Shares (a)	145,932	22,570	23,497	8,509	(14,049)	139,465	5,919	768	7,669
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	97,411	8,507	6,747	3,346	(10,532)	91,985	1,212	354	5,374
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	44,902	413,589	422,666	—	—	35,825	35,825	1,687	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	85,051	10,174	13,138	3,768	(6,072)	79,783	1,934	675	3,991

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	$38,686	$1,467	$—	$—	$438	$40,591	4,176	$1,468	$—
JPMorgan Value Advantage Fund Class R6 Shares (a)	86,974	8,709	8,730	1,717	(859)	87,811	2,313	1,581	7,128
Total	$3,840,045	$733,556	$655,663	$2,212	$33,845	$3,953,995		$111,849	$43,315

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
*	Non-income producing security.